Earnings Per Ordinary Share (Tables)	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic and Diluted

The following table presents a reconciliation of basic and diluted earnings per share for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
	2025	2024	2023
Numerator:
Net income	$1,381,245	$3,419,835	$2,878,230
Less: net income (loss) attributable to non-controlling interest	189,948	(256,092)	-
Net income attributable to Jin Medical International Ltd.	$1,191,297	$3,675,927	$2,878,230
Denominator:
Weighted average shares outstanding - basic and diluted *	156,547,100	156,474,149	145,136,980

Earnings per Ordinary Share
-Basic and diluted	$0.01	$0.02	$0.02

*	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.